Nuveen Minnesota Quality Municipal Income
Fund
Portfolio of Investments August 31, 2022
(Unaudited)
NMS
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 169.4% (100.0% of Total Investments)
X 127,745,629 MUNICIPAL BONDS - 169.4%  (100.0% of Total Investments)
X 127,745,629
Education and Civic Organizations - 34.6% (20.4% of Total Investments)
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A:
$ 500 4.000%, 7/01/28 7/24 at 102.00 N/R $ 486,025
50 5.000%, 7/01/36 7/24 at 102.00 N/R 50,169
250 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.250%, 7/01/40
7/25 at 100.00 BB+ 254,580
570 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
10/22 at 102.00 BB+ 581,890
750 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.250%, 8/01/43
8/27 at 102.00 BB+ 761,685
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47
7/26 at 100.00 N/R 89,775
2,200 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BB 2,162,534
1,575 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 N/R 1,384,646
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Yinghua Academy Project, Series 2013A:
300 6.000%, 7/01/33 7/23 at 100.00 BB+ 304,563
1,425 6.000%, 7/01/43 7/23 at 100.00 BB+ 1,440,846
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
500 5.000%, 5/01/37 5/27 at 100.00 BB+ 506,230
2,000 5.000%, 5/01/47 5/27 at 100.00 BB+ 2,004,780
1,580 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/42
3/27 at 100.00 Aa2 1,559,713
Minnesota Higher Education Facilities Authority, Revenue
Bonds, College of Saint Scholastica, Inc., Refunding Series
2019:
500 4.000%, 12/01/34 12/29 at 100.00 Baa2 491,960
425 4.000%, 12/01/40 12/29 at 100.00 Baa2 404,268
305 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of St. Benedict, Series 2016-8K, 4.000%, 3/01/43
3/26 at 100.00 Baa1 287,944
600 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 Aa3 572,256
225 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1 234,824
750 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2021, 4.000%, 10/01/50
10/30 at 100.00 A1 719,460
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2019:
750 5.000%, 10/01/33 10/29 at 100.00 A2 818,602
235 5.000%, 10/01/40 10/29 at 100.00 A2 248,750
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
2,125 5.000%, 10/01/39 10/30 at 100.00 N/R 2,263,486
710 4.125%, 10/01/41 10/30 at 100.00 N/R 689,900
400 5.000%, 10/01/47 10/30 at 100.00 N/R 419,688
705 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 BB- 663,757
450 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project, Series 2004A, 5.500%, 12/01/33
10/22 at 100.00 BBB- 450,549
1,250 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 4.000%, 12/01/49
12/29 at 100.00 BBB- 1,058,000

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

NMS
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities
Academy Project, Series 2015A:
$ 360 5.300%, 7/01/45 7/25 at 100.00 BB $ 364,684
510 5.375%, 7/01/50 7/25 at 100.00 BB 516,696
1,680 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 BB 1,683,259
800 Saint Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2013A, 5.000%, 12/01/33
12/22 at 100.00 BB+ 801,368
390 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.625%, 3/01/43
3/23 at 100.00 BB 354,604
1,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 N/R 986,650
500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.125%, 12/01/49
12/26 at 102.00 BB+ 503,130
26,470 Total Education and Civic Organizations 26,121,271
Health Care - 39.0% (23.0% of Total Investments)
250 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/32
3/26 at 100.00 N/R 244,350
180 City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017, 5.000%, 4/01/41
4/27 at 100.00 BBB 184,320
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
110 4.250%, 2/15/43 2/28 at 100.00 A- 105,670
700 5.000%, 2/15/43 2/28 at 100.00 A- 720,916
4,750 5.000%, 2/15/48 2/28 at 100.00 A- 4,869,843
1,000 5.000%, 2/15/53 2/28 at 100.00 A- 1,026,190
510 5.000%, 2/15/58 2/28 at 100.00 A- 519,399
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of
Duluth Obligated Group, Series 2021A:
200 4.000%, 6/15/33 6/31 at 100.00 BBB- 191,240
430 3.000%, 6/15/44 6/31 at 100.00 BBB- 301,189
150 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 N/R 153,414
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
400 4.000%, 4/01/27 10/22 at 100.00 BBB 400,008
230 4.000%, 4/01/31 10/22 at 100.00 BBB 225,552
720 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 Baa1 674,986
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
200 5.000%, 5/01/31 5/27 at 100.00 Baa1 210,432
165 5.000%, 5/01/32 5/27 at 100.00 Baa1 172,351
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
1,500 4.000%, 11/15/36 11/31 at 100.00 N/R 1,486,020
500 4.000%, 11/15/39 11/31 at 100.00 N/R 491,070
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
265 4.000%, 11/15/40 11/25 at 100.00 A+ 253,056
1,000 5.000%, 11/15/44 11/25 at 100.00 A+ 1,023,790

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
$ 1,500 4.000%, 11/15/48 11/28 at 100.00 A+ $ 1,369,485
1,500 5.000%, 11/15/49 11/28 at 100.00 A+ 1,558,800
915 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2018A, 4.000%, 11/15/48
5/28 at 100.00 AA 880,020
1,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 N/R 1,088,880
1,275 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 4.000%, 5/01/37
5/26 at 100.00 AA- 1,247,409
Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019:
500 5.000%, 5/01/48 5/29 at 100.00 AA- 521,155
750 4.000%, 5/01/49 5/29 at 100.00 AA- 705,090
4,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 4.000%, 7/01/35
7/25 at 100.00 A 3,932,640
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
245 4.000%, 11/15/36 11/27 at 100.00 A+ 237,572
240 4.000%, 11/15/37 11/27 at 100.00 A+ 232,046
2,170 4.000%, 11/15/43 11/27 at 100.00 A+ 2,043,142
955 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
10/22 at 100.00 N/R 955,582
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
765 4.000%, 9/01/31 9/24 at 100.00 A 765,023
630 5.000%, 9/01/34 9/24 at 100.00 A 640,653
29,705 Total Health Care 29,431,293
Housing/Multifamily - 2.2% (1.3% of Total Investments)
1,635 Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee
Terrace Apartments Project, Series 2010, 4.500%, 6/01/26
10/22 at 100.00 Aaa 1,637,027
Housing/Single Family - 0.6% (0.4% of Total Investments)
50 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
1/23 at 100.00 AA+ 46,497
20 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.500%, 1/01/32
7/24 at 100.00 AA+ 19,831
445 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 1.700%, 1/01/31
1/30 at 100.00 AA+ 392,931
515 Total Housing/Single Family 459,259
Industrials - 6.1% (3.6% of Total Investments)
Minneapolis, Minnesota, Limited Tax Supported
Development Revenue Bonds,  Common Bond Fund
Series 2013-1:
1,400 4.500%, 6/01/33 12/22 at 100.00 A+ 1,407,448
600 4.750%, 6/01/39 12/22 at 100.00 A+ 603,906
2,650 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- 2,620,982
4,650 Total Industrials 4,632,336
Long-Term Care - 11.7% (6.9% of Total Investments)
805 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 N/R 725,997
380 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 4.000%, 11/01/39
11/24 at 100.00 Baa1 368,038
875 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
10/22 at 100.00 N/R 747,162

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

NMS
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
$ 175 5.250%, 1/01/40 1/23 at 100.00 N/R $ 149,998
850 5.250%, 1/01/46 1/23 at 100.00 N/R 694,314
500 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/51, 144A
10/22 at 100.00 N/R 497,700
1,350 Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus
Project, Refunding Series 2012, 4.750%, 11/15/28
11/22 at 100.00 N/R 1,280,286
750 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
5/23 at 100.00 N/R 742,995
215 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 N/R 189,581
1,300 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 N/R 1,090,908
500 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.125%, 5/01/48
5/23 at 100.00 N/R 461,440
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
500 4.125%, 9/01/34 9/24 at 100.00 N/R 474,740
350 4.125%, 9/01/35 9/24 at 100.00 N/R 330,263
585 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/23 at 100.00 N/R 539,569
500 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/49
8/24 at 102.00 N/R 500,325
9,635 Total Long-Term Care 8,793,316
Tax Obligation/General - 26.9% (15.9% of Total Investments)
1,000 Bloomington Independent School District 271, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance, Series
2017A, 4.000%, 2/01/40
2/27 at 100.00 AAA 1,005,570
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018D:
1,015 4.000%, 2/01/38 2/27 at 100.00 AAA 1,023,485
1,055 4.000%, 2/01/39 2/27 at 100.00 AAA 1,060,233
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
500 4.000%, 2/01/38 2/27 at 100.00 AAA 505,195
1,000 4.000%, 2/01/42 2/27 at 100.00 AAA 1,003,090
1,020 Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/43
2/27 at 100.00 Aa2 1,000,008
300 Circle Pines Independent School District 12, Centennial, Minnesota,
General Obligation Bonds, School Building Series 2015A, 0.000%,
2/01/35
2/25 at 67.23 AAA 189,765
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 Aa2 1,013,980
540 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/33
2/28 at 89.86 Aa2 347,139
1,000 Hennepin County, Minnesota, General Obligation Bonds, Series 2020A,
5.000%, 12/01/36
12/30 at 100.00 N/R 1,143,670
2,000 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 2,005,380
1,000 Independent School District No. 319, Nashwauk-Keewatin, Minnesota,
General Obligation School Building Bonds, Series 2022A, 4.000%,
2/01/48
2/31 at 100.00 N/R 944,580

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 500 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2017B, 4.000%, 2/01/36
2/28 at 100.00 AAA $ 510,050
1,345 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/40
12/26 at 100.00 AAA 1,353,770
1,000 Richfield Independent School District 280, Hennepin County, Minnesota,
General Obligation Bonds, School Buildings Series 2018A, 4.000%,
2/01/40
2/27 at 100.00 AAA 1,005,570
1,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, Series 1994, 4.000%, 2/01/37
2/27 at 100.00 Aa2 1,012,280
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 AAA 1,008,910
1,000 Sartell Independent School District 748, Stearns County, Minnesota,
General Obligation Bonds, School Building Capital Appreciation Series
2016B, 0.000%, 2/01/39
2/25 at 62.98 Aa2 488,250
800 Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%,
2/01/43
2/30 at 100.00 N/R 796,328
1,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 Aa2 1,504,005
500 West Saint Paul-Mendota Heights-Eagan Independent School District 197,
Dakota County, Minnesota, General Obligation Bonds, School Buidling
Series 2018A, 4.000%, 2/01/39
2/27 at 100.00 AAA 503,490
1,000 White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/42
2/28 at 100.00 AAA 829,810
21,075 Total Tax Obligation/General 20,254,558
Tax Obligation/Limited - 15.7% (9.3% of Total Investments)
1,000 Anoka-Hennepin Independent School District 11, Minnesota, Certificates
of ParticIpation, Series 2015A, 4.000%, 2/01/41
2/23 at 100.00 A+ 968,940
125 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park
Project, Refunding Series 2015, 4.000%, 3/01/30
3/23 at 100.00 N/R 123,176
500 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project,
Series 2015, 5.000%, 3/01/29
3/24 at 100.00 N/R 502,880
375 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2016C, 4.000%, 8/01/35
8/25 at 100.00 AA+ 383,209
200 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A, 4.000%, 8/01/35
8/27 at 100.00 AA+ 206,250
500 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/39
8/28 at 100.00 AA+ 477,690
465 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/41
8/31 at 100.00 N/R 380,705
1,065 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/43
8/31 at 100.00 N/R 850,253
2,230 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.000%, 8/01/31
10/22 at 100.00 AA+ 2,235,084
1,000 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015A, 3.750%, 2/01/36
2/25 at 100.00 A1 1,000,510
750 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 A1 736,733
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
145 5.000%, 2/01/32 2/25 at 100.00 A1 152,666
500 4.000%, 2/01/38 2/25 at 100.00 A1 501,055
Saint Paul Housing and Redevelopment Authority,
Minnesota, Multifamily Housing Revenue Bonds, 2700
University at Westgate Station, Series 2015B:
455 4.875%, 4/01/30 4/23 at 100.00 N/R 444,144
895 5.250%, 4/01/43 4/23 at 100.00 N/R 836,243
1,150 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2019B, 4.000%, 2/01/31
2/29 at 100.00 AAA 1,240,839

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

NMS
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 800 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%,
11/01/33
11/24 at 100.00 A+ $ 801,576
12,155 Total Tax Obligation/Limited 11,841,953
Transportation - 7.8% (4.6% of Total Investments)
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019A:
300 5.000%, 1/01/39 7/29 at 100.00 N/R 321,915
250 5.000%, 1/01/44 7/29 at 100.00 A+ 265,318
480 5.000%, 1/01/49 7/29 at 100.00 A+ 507,163
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B,
5.000%, 1/01/44, (AMT)
7/29 at 100.00 A+ 2,076,440
1,600 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46
1/27 at 100.00 AA- 1,662,896
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%,
1/01/47, (AMT) , WI/DD, Settling 9/07/22
1/32 at 100.00 N/R 1,047,520
5,630 Total Transportation 5,881,252
U.S. Guaranteed - 8.6% (5.0% of Total Investments) (4)
Hermantown Independent School District 700, Minnesota,
General Obligation Bonds, School Building Series 2015A:
940 0.000%, 2/01/37, (Pre-refunded 2/01/24) 2/24 at 56.07 Aa2 508,681
1,075 0.000%, 2/01/38, (Pre-refunded 2/01/24) 2/24 at 53.49 Aa2 554,894
1,500 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, School Building Series 2014A,
4.000%, 2/01/30, (Pre-refunded 2/01/24)
2/24 at 100.00 AAA 1,532,520
580 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/44, (Pre-
refunded 11/15/25)
11/25 at 100.00 N/R 621,963
970 Wayzata Independent School District 284, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2014A, 3.500%,
2/01/31, (Pre-refunded 2/01/23)
2/23 at 100.00 AAA 974,714
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Series 2014A:
1,000 4.000%, 1/01/40, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 1,020,590
1,200 5.000%, 1/01/46, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa3 1,240,800
7,265 Total U.S. Guaranteed 6,454,162
Utilities - 16.2% (9.6% of Total Investments)
100 Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings
- Southeast Twin Cities Transmission Project, Refunding Series 2021,
4.000%, 1/01/42 - AGM Insured
1/30 at 100.00 N/R 98,041
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 427,189
30 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 31,233
500 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/47 - AGM Insured
12/28 at 100.00 N/R 389,785
500 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 4.000%, 10/01/33
10/24 at 100.00 A1 507,625
965 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/35
10/26 at 100.00 A1 1,055,015
1,200 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 AA 1,285,164
500 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-3, 4.000%, 10/01/42
10/27 at 100.00 A- 491,490

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A:
$ 1,100 0.000%, 1/01/23 - NPFG Insured No Opt. Call A+ $ 1,090,826
3,070 0.000%, 1/01/24 - NPFG Insured No Opt. Call A+ 2,961,353
100 0.000%, 1/01/26 - NPFG Insured No Opt. Call A+ 90,856
3,500 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 Aa3 3,810,625
11,980 Total Utilities 12,239,202
$ 130,715 Total Long-Term Investments (cost $130,913,435) 127,745,629
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (70.0)% (5) (52,767,434)
Other Assets Less Liabilities - 0.6% 441,112
Net Assets Applicable to Common Shares - 100% $ 75,419,307
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 127,745,629 $ – $ 127,745,629
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 41.3%
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.